Intangible asset - Summary of Intangible asset (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Intangible assets [Abstract]
Net carrying amount as of December 31, 2020 and December 31, 2021	$ 15,171,170	$ 15,171,170